AB Conservative Wealth Strategy

Portfolio of Investments

May 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 47.5%
Information Technology – 11.5%
Electronic Equipment, Instruments & Components – 1.7%
Amphenol Corp. - Class A	14,600	$981,996
Arrow Electronics, Inc.(a)	656	78,936
CDW Corp./DE	4,910	812,212
Coherent, Inc.(a)	1,960	514,716
IPG Photonics Corp.(a)	539	112,791
Kingboard Holdings Ltd.	7,000	38,691
Zebra Technologies Corp. - Class A(a)	158	78,534

		2,617,876

IT Services – 2.8%
Akamai Technologies, Inc.(a)	1,333	152,242
Amadeus IT Group SA - Class A(a)	1,738	131,143
Automatic Data Processing, Inc.	5,112	1,002,055
Capgemini SE	725	135,553
Cardtronics PLC - Class A(a)	4,917	191,419
Cognizant Technology Solutions Corp. - Class A	6,118	437,804
EPAM Systems, Inc.(a)	162	77,371
Fidelity National Information Services, Inc.	677	100,859
Gartner, Inc.(a)	140	32,458
Genpact Ltd.	1,211	55,391
International Business Machines Corp.	357	51,315
Mastercard, Inc. - Class A	3,797	1,369,122
Nomura Research Institute Ltd.	1,500	47,791
Paychex, Inc.	2,067	209,056
Visa, Inc. - Class A	1,673	380,273
Western Union Co. (The) - Class W	2,817	68,932

		4,442,784

Semiconductors & Semiconductor Equipment – 2.0%
Applied Materials, Inc.	3,053	421,711
ASE Technology Holding Co., Ltd.	5,000	19,874
ASML Holding NV	190	128,362
Broadcom, Inc.	156	73,683
Dialog Semiconductor PLC(a)	5,729	454,223
Globalwafers Co., Ltd.	2,000	57,505
Intel Corp.	940	53,693
KLA Corp.	426	134,995
Magnachip Semiconductor Corp.(a)	5,986	141,868
Maxim Integrated Products, Inc.	5,189	529,330
Novatek Microelectronics Corp.(a)	4,000	72,643
NVIDIA Corp.	10	6,498
Phison Electronics Corp.(a)	4,000	67,203
QUALCOMM, Inc.	66	8,880
Realtek Semiconductor Corp.(a)	4,000	71,582
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	169,857
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	1,113	130,622
Texas Instruments, Inc.	859	163,055
Xilinx, Inc.	3,277	416,179

		3,121,763

Company	Shares	U.S. $ Value

Software – 4.1%
Adobe, Inc.(a)	110	$55,504
Citrix Systems, Inc.	977	112,316
Constellation Software, Inc./Canada	149	213,855
Dropbox, Inc. - Class A(a)	2,522	68,977
Fair Isaac Corp.(a)	141	71,354
Microsoft Corp.	12,668	3,162,946
NortonLifeLock, Inc.	5,572	154,121
Nuance Communications, Inc.(a)	8,564	453,036
Oracle Corp.	4,089	321,968
Oracle Corp./Japan(a) (b)	500	45,218
Proofpoint, Inc.(a)	1,394	240,897
SAP SE	3,473	486,268
Slack Technologies, Inc. - Class A(a)	10,406	458,280
Talend SA (ADR)(a) (b)	3,080	200,108
Trend Micro, Inc./Japan	3,310	168,102
VMware, Inc. - Class A(a)	1,549	244,572

		6,457,522

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.	4,581	570,839
Lenovo Group Ltd.	44,000	53,059
Logitech International SA	521	64,072
Micro-Star International Co., Ltd.(a)	11,000	65,782
Ricoh Co., Ltd.	3,700	44,101
Samsung Electronics Co., Ltd.	8,335	598,288
Samsung Electronics Co., Ltd. (Preference Shares)	153	9,898
Seagate Technology Holdings PLC	850	81,387

		1,487,426

		18,127,371

Financials – 7.5%
Banks – 2.3%
ABN AMRO Bank NV (GDR)(a) (c)	9,296	124,473
Banco Bilbao Vizcaya Argentaria SA(a)	13,370	83,506
Bank Leumi Le-Israel BM(a)	13,080	104,965
Bank of America Corp.	1,016	43,068
China Merchants Bank Co., Ltd. - Class H	2,000	18,504
CIT Group, Inc.	9,237	489,376
DBS Group Holdings Ltd.	7,500	172,324
FinecoBank Banca Fineco SpA(a)	4,311	71,785
Huaxia Bank Co., Ltd.(a)	61,600	62,229
JPMorgan Chase & Co.	1,088	178,693
Jyske Bank A/S(a)	4,605	237,670
KBC Group NV	712	58,287
Lloyds Banking Group PLC	44,624	31,554
Mebuki Financial Group, Inc.	28,700	62,014
Mitsubishi UFJ Financial Group, Inc.	10,400	59,729
National Bank of Canada	260	20,291
Oversea-Chinese Banking Corp. Ltd.	13,200	124,692
People’s United Financial, Inc.	20,812	393,555
Royal Bank of Canada	1,710	177,816
Sberbank of Russia PJSC (Sponsored ADR)	1,555	26,248
Societe Generale SA	2,485	79,567

Company	Shares	U.S. $ Value

SVB Financial Group(a)	131	$76,359
TCF Financial Corp.	10,821	513,997
Toronto-Dominion Bank (The)	1,324	95,427
US Bancorp	1,384	84,120
Wells Fargo & Co.	3,705	173,098

		3,563,347

Capital Markets – 2.8%
BlackRock, Inc. - Class A	315	276,268
Charles Schwab Corp. (The)	18,494	1,365,782
CME Group, Inc. - Class A	1,530	334,702
Credit Suisse Group AG	19,037	208,011
EQT AB	2,237	81,287
Euronext NV(c)	1,129	119,965
Franklin Resources, Inc.	2,150	73,552
Goldman Sachs Group, Inc. (The)	972	361,603
Julius Baer Group Ltd.	6,095	414,121
London Stock Exchange Group PLC	1,288	138,204
Moody’s Corp.	1,123	376,598
Partners Group Holding AG	94	141,879
Raymond James Financial, Inc.	560	74,250
S&P Global, Inc.	381	144,578
Singapore Exchange Ltd.	20,400	160,130
T. Rowe Price Group, Inc.	616	117,872

		4,388,802

Consumer Finance – 0.3%
Ally Financial, Inc.	1,420	77,688
American Express Co.	2,570	411,534

		489,222

Diversified Financial Services – 0.7%
Berkshire Hathaway, Inc. - Class B(a)	48	13,893
Far East Horizon Ltd.(b)	64,000	70,095
Groupe Bruxelles Lambert SA	1,305	148,075
IHS Markit Ltd.	5,103	537,397
Industrivarden AB	1,500	61,138
Industrivarden AB - Class C	400	15,631
Kinnevik AB(a) (b)	1,499	54,267
Kinnevik AB (Redemption)(a) (b)	1,499	28,341
M&G PLC	17,410	60,207
Voya Financial, Inc.	1,060	69,451

		1,058,495

Insurance – 1.1%
Alleghany Corp.(a)	20	14,331
Allianz SE	208	55,237
Athene Holding Ltd.(a)	7,240	453,442
Aviva PLC	13,450	78,379
CNP Assurances	3,878	71,300
Fidelity National Financial, Inc.	1,620	76,124
Great-West Lifeco, Inc.	230	7,071
Manulife Financial Corp.	3,567	74,526
MetLife, Inc.	465	30,392
PICC Property & Casualty Co., Ltd. - Class H	140,000	136,650
Progressive Corp. (The)	415	41,118
Prudential Financial, Inc.	750	80,228

Company	Shares	U.S. $ Value

Sampo Oyj - Class A	1,292	$61,536
Willis Towers Watson PLC	1,869	488,482
Zurich Insurance Group AG	112	47,107

		1,715,923

Thrifts & Mortgage Finance – 0.3%
Flagstar Bancorp, Inc.	10,300	471,740
Meridian Bancorp, Inc.	3,236	71,354

		543,094

		11,758,883

Health Care – 7.3%
Biotechnology – 0.5%
AbbVie, Inc.	743	84,108
Alexion Pharmaceuticals, Inc.(a)	3,030	534,946
BeiGene Ltd. (Sponsored ADR)(a)	170	60,947
Chongqing Zhifei Biological Products Co., Ltd. - Class A	800	23,655
Da An Gene Co., Ltd. of Sun Yat-Sen University	11,840	40,428
Seegene, Inc.	541	33,193
Zai Lab Ltd. (ADR)(a)	340	60,404

		837,681

Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	9,133	1,065,364
ABIOMED, Inc.(a)	222	63,177
Avantor, Inc.(a)	1,926	61,921
Cantel Medical Corp.(a)	5,447	443,004
IDEXX Laboratories, Inc.(a)	47	26,231
Koninklijke Philips NV	5,359	302,818
Medtronic PLC	3,448	436,482
Top Glove Corp. Bhd	41,100	50,546

		2,449,543

Health Care Providers & Services – 1.1%
Anthem, Inc.	2,205	878,075
Henry Schein, Inc.(a)	1,850	140,674
Magellan Health, Inc.(a)	4,257	400,967
Molina Healthcare, Inc.(a)	287	72,140
Sinopharm Group Co., Ltd. - Class H	12,800	42,694
UnitedHealth Group, Inc.	588	242,209

		1,776,759

Health Care Technology – 0.3%
Change Healthcare, Inc.(a)	20,612	483,145

Life Sciences Tools & Services – 2.0%
Bio-Rad Laboratories, Inc. - Class A(a)	120	72,284
IQVIA Holdings, Inc.(a)	6,056	1,454,409
Luminex Corp.	8,509	313,897
PPD, Inc.(a)	9,187	423,704
PRA Health Sciences, Inc.(a)	2,893	494,472
Thermo Fisher Scientific, Inc.	616	289,213
Waters Corp.(a)	240	77,340

		3,125,319

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.8%
AstraZeneca PLC (Sponsored ADR)(b)	4,438	$251,945
Bristol-Myers Squibb Co.	660	43,375
Eli Lilly & Co.	340	67,911
Johnson & Johnson	466	78,871
Merck & Co., Inc.	1,312	99,568
Novo Nordisk A/S - Class B	1,540	121,577
Roche Holding AG	2,035	712,355
Sanofi	3,652	390,739
Shandong Buchang Pharmaceuticals Co., Ltd. - Class A	7,800	28,109
Sumitomo Dainippon Pharma Co., Ltd.(b)	4,100	78,676
Takeda Pharmaceutical Co., Ltd.	2,400	82,011
Zoetis, Inc.	5,041	890,644

		2,845,781

		11,518,228

Consumer Discretionary – 6.9%
Auto Components – 1.0%
Aisin Corp.	1,900	82,844
Aptiv PLC(a)	6,144	924,180
BorgWarner, Inc.	1,407	72,165
Cooper Tire & Rubber Co.	7,695	456,929
Fuyao Glass Industry Group Co., Ltd. - Class H(c)	2,400	15,085
JTEKT Corp.	2,300	24,529
Magna International, Inc. - Class A (Canada)	170	17,095

		1,592,827

Automobiles – 0.3%
Bayerische Motoren Werke AG	140	14,862
Daimler AG	970	90,499
Nissan Motor Co., Ltd.(a)	12,700	63,882
Tesla, Inc.(a)	124	77,527
Toyota Motor Corp.	2,080	172,617
Volkswagen AG	230	83,987

		503,374

Distributors – 0.0%
Core-Mark Holding Co., Inc.	229	10,502

Diversified Consumer Services – 0.2%
GSX Techedu, Inc. (ADR)(a) (b)	50	927
Service Corp. International/US	6,431	340,972

		341,899

Hotels, Restaurants & Leisure – 0.6%
Aramark	1,970	73,579
Aristocrat Leisure Ltd.	3,495	113,067
Chipotle Mexican Grill, Inc. - Class A(a)	57	78,203
Compass Group PLC(a)	14,978	341,431
Domino’s Pizza, Inc.	50	21,344
Evolution AB(c)	140	26,125

Company	Shares	U.S. $ Value

Galaxy Entertainment Group Ltd.(a)	27,300	$228,743
La Francaise des Jeux SAEM(c)	130	7,333
McDonald’s Corp.	212	49,585
Shenzhen Overseas Chinese Town Co., Ltd.(a)	52,900	69,228

		1,008,638

Household Durables – 0.2%
Electrolux AB - Class B(b)	2,562	72,936
Garmin Ltd.	601	85,486
LG Electronics, Inc.	534	72,539
PulteGroup, Inc.	1,010	58,368
Sony Group Corp.	900	89,493

		378,822

Internet & Direct Marketing Retail – 2.2%
Alibaba Group Holding Ltd. (ADR)(a)	1,674	358,169
Amazon.com, Inc.(a)	539	1,737,234
eBay, Inc.	1,328	80,849
Grubhub, Inc.(a)	7,270	437,000
HelloFresh SE(a)	954	86,250
Naspers Ltd. - Class N	2,271	500,590
Pinduoduo, Inc. (ADR)(a)	505	63,064
Prosus NV(a)	1,778	184,207

		3,447,363

Leisure Products – 0.1%
Huazhu Group Ltd. (ADR)(a) (b)	60	3,430
Polaris, Inc.	495	64,954

		68,384

Multiline Retail – 0.0%
Dollar General Corp.	220	44,651

Specialty Retail – 1.4%
AutoZone, Inc.(a)	147	206,770
Best Buy Co., Inc.	620	72,069
GrandVision NV(a) (c)	10,979	365,502
Home Depot, Inc. (The)	703	224,193
Lowe’s Cos., Inc.	320	62,345
O’Reilly Automotive, Inc.(a)	149	79,733
Ross Stores, Inc.	802	101,365
Sportsman’s Warehouse Holdings, Inc.(a)	17,235	306,783
TJX Cos., Inc. (The)	10,929	738,145

		2,156,905

Textiles, Apparel & Luxury Goods – 0.9%
Deckers Outdoor Corp.(a)	326	109,353
EssilorLuxottica SA	600	104,177
Kering SA	139	127,296
NIKE, Inc. - Class B	7,065	964,090
Pandora A/S	593	80,097

		1,385,013

		10,938,378

Company	Shares	U.S. $ Value

Industrials – 4.9%
Aerospace & Defense – 0.4%
Aerojet Rocketdyne Holdings, Inc.	9,802	$474,907
Huntington Ingalls Industries, Inc.	340	73,511
L3Harris Technologies, Inc.	340	74,141

		622,559

Air Freight & Logistics – 0.1%
Expeditors International of Washington, Inc.	640	80,441
Kuehne & Nagel International AG	245	82,713

		163,154

Building Products – 0.5%
Lennox International, Inc.	210	73,485
Masco Corp.	299	18,033
Otis Worldwide Corp.	6,843	536,012
Owens Corning	690	73,589
Xinyi Glass Holdings Ltd.	20,000	78,220

		779,339

Commercial Services & Supplies – 0.9%
Knoll, Inc.	7,046	183,196
Secom Co., Ltd.	3,530	279,014
Stericycle, Inc.(a)	12,816	1,006,825

		1,469,035

Construction & Engineering – 0.1%
Kajima Corp.	5,100	70,754

Electrical Equipment – 0.3%
Acuity Brands, Inc.	381	70,771
Generac Holdings, Inc.(a)	207	68,045
Regal Beloit Corp.	522	74,244
Rockwell Automation, Inc.	145	38,239
Schneider Electric SE	544	86,583
Vertiv Holdings Co.	4,640	115,165

		453,047

Industrial Conglomerates – 0.2%
3M Co.	1,631	331,158

Machinery – 1.0%
CNH Industrial NV	4,445	76,425
Cummins, Inc.	300	77,184
Dover Corp.	1,863	280,381
Kawasaki Heavy Industries Ltd.(a)	2,700	65,585
Mitsubishi Heavy Industries Ltd.	2,200	67,749
Navistar International Corp.(a)	1,629	72,051
SKF AB - Class B	2,670	72,207
Snap-on, Inc.	298	75,877
Volvo AB	9,239	243,495
Welbilt, Inc.(a)	18,300	452,193

		1,483,147

Company	Shares	U.S. $ Value

Marine – 0.1%
COSCO SHIPPING Holdings Co., Ltd.(a)	15,300	$52,247
Evergreen Marine Corp. Taiwan Ltd.(a)	13,000	45,114
Nippon Yusen KK	1,800	73,334

		170,695

Professional Services – 0.9%
Booz Allen Hamilton Holding Corp.	1,195	101,491
CoreLogic Inc/United States	2,373	188,654
Leidos Holdings, Inc.	720	73,980
RELX PLC	12,437	325,883
Robert Half International, Inc.	820	72,808
Verisk Analytics, Inc. - Class A	3,399	587,449
Wolters Kluwer NV	1,112	106,793

		1,457,058

Road & Rail – 0.4%
AMERCO	116	66,705
Kansas City Southern	1,628	484,623
Knight-Swift Transportation Holdings, Inc.	670	31,979

		583,307

Trading Companies & Distributors – 0.0%
WW Grainger, Inc.	104	48,065

Transportation Infrastructure – 0.0%
International Container Terminal Services, Inc.	13,040	39,890

		7,671,208

Communication Services – 3.4%
Diversified Telecommunication Services – 0.7%
Altice USA, Inc. - Class A(a)	270	9,736
Comcast Corp. - Class A	6,556	375,921
Nippon Telegraph & Telephone Corp.	5,000	135,401
ORBCOMM, Inc.(a)	5,334	59,688
Shaw Communications, Inc. - Class B	15,917	475,909

		1,056,655

Entertainment – 0.4%
Activision Blizzard, Inc.	1,498	145,681
Bilibili, Inc. (Sponsored ADR)(a)	800	85,744
Electronic Arts, Inc.	1,977	282,572
Nintendo Co., Ltd.	155	95,979
Take-Two Interactive Software, Inc.(a)	431	79,976
Ubisoft Entertainment SA(a)	527	38,332

		728,284

Interactive Media & Services – 2.1%
Alphabet, Inc. - Class A(a)	56	131,984
Alphabet, Inc. - Class C(a)	446	1,075,556
Auto Trader Group PLC(a)	13,288	105,738
Facebook, Inc. - Class A(a)	5,762	1,894,142
Kakaku.com, Inc.	2,400	71,431
Tencent Holdings Ltd.	300	23,454

		3,302,305

Company	Shares	U.S. $ Value

Media – 0.1%
Fox Corp. - Class B	1,980	$71,834
Omnicom Group, Inc.	940	77,306

		149,140

Wireless Telecommunication Services – 0.1%
Softbank Corp.	5,500	70,521
Tencent Music Entertainment Group (ADR)(a)	1,360	21,407

		91,928

		5,328,312

Materials – 1.8%
Chemicals – 1.1%
Akzo Nobel NV	676	86,308
Celanese Corp. - Class A	160	26,472
Ferro Corp.(a)	2,776	59,962
International Flavors & Fragrances, Inc.	5,399	764,876
Johnson Matthey PLC	1,959	84,506
Kumho Petrochemical Co., Ltd.	170	35,527
LANXESS AG	755	56,430
Linde PLC	796	239,278
LyondellBasell Industries NV - Class A	120	13,514
Mitsui Chemicals, Inc.	2,100	71,034
Mosaic Co. (The)	1,470	53,126
PhosAgro PJSC (GDR)(c)	1,776	36,337
Sumitomo Chemical Co., Ltd.(b)	3,500	19,411
W R Grace & Co.	1,750	119,910

		1,666,691

Construction Materials – 0.2%
Forterra, Inc.(a)	11,868	277,474

Containers & Packaging – 0.0%
Sealed Air Corp.	230	13,078

Metals & Mining – 0.3%
China Hongqiao Group Ltd.	17,000	27,421
Evraz PLC	7,456	67,329
First Quantum Minerals Ltd.	1,371	34,103
Fortescue Metals Group Ltd.	4,040	68,996
Hunan Valin Steel Co., Ltd. - Class A	55,600	60,061
Kumba Iron Ore Ltd.(b)	1,442	64,251
Rio Tinto Ltd.	560	53,119
Southern Copper Corp.	926	64,579

		439,859

Paper & Forest Products – 0.2%
Domtar Corp.(a)	6,668	361,605
West Fraser Timber Co., Ltd.	510	39,245

		400,850

		2,797,952

Company	Shares	U.S. $ Value

Consumer Staples – 1.5%
Beverages – 0.5%
Asahi Group Holdings Ltd.	6,521	$315,222
Chongqing Brewery Co., Ltd.(a)	2,990	81,381
Coca-Cola Co. (The)	7,382	408,151

		804,754

Food & Staples Retailing – 0.2%
Koninklijke Ahold Delhaize NV	4,896	142,534
Kroger Co. (The)	2,010	74,330
Progenic Pharmaceuticals Cvr(d) (e)	24,977	0
Walmart, Inc.	1,122	159,357

		376,221

Food Products – 0.5%
Bunge Ltd.	833	72,321
Danone SA	1,993	142,070
Ingredion, Inc.	767	72,811
Kellogg Co.	1,110	72,694
Morinaga & Co., Ltd./Japan	1,100	34,174
Nestle SA	679	83,869
Salmar ASA	2,405	177,556
Tyson Foods, Inc. - Class A	980	77,910

		733,405

Household Products – 0.1%
Procter & Gamble Co. (The)	997	134,445

Personal Products – 0.0%
By-health Co., Ltd.	4,000	23,230

Tobacco – 0.2%
Philip Morris International, Inc.	1,113	107,327
Swedish Match AB	18,200	168,735

		276,062

		2,348,117

Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.1%
American Campus Communities, Inc.	748	35,276
American Tower Corp.	3,188	814,406
Iron Mountain, Inc.	1,790	77,937
Nippon Building Fund, Inc.	8	51,150
Orix JREIT, Inc.	42	77,045
Stockland	11,230	40,449
VEREIT, Inc.	10,613	504,860
VICI Properties, Inc.(b)	2,420	75,335
Weingarten Realty Investors	429	14,058
Weyerhaeuser Co.	1,920	72,883

		1,763,399

Company	Shares	U.S. $ Value

Real Estate Management & Development – 0.4%
CBRE Group, Inc. - Class A(a)	3,061	$268,695
Deutsche Wohnen SE	3,763	239,584
Hopson Development Holdings Ltd.(b)	2,000	9,702
Tokyu Fudosan Holdings Corp.	2,100	12,605
Vonovia SE	764	47,956

		578,542

		2,341,941

Utilities – 0.7%
Electric Utilities – 0.5%
Enel SpA	11,288	111,946
Iberdrola SA	7,048	97,150
NextEra Energy, Inc.	1,412	103,387
NRG Energy, Inc.	1,619	52,051
PNM Resources, Inc.	9,737	478,281

		842,815

Gas Utilities – 0.1%
UGI Corp.	1,613	74,278

Independent Power and Renewable Electricity Producers – 0.0%
Uniper SE	220	8,079

Multi-Utilities – 0.1%
Ameren Corp.	981	82,600
Dominion Energy, Inc.	715	54,440
Sempra Energy	207	28,047

		165,087

		1,090,259

Energy – 0.5%
Energy Equipment & Services – 0.1%
Baker Hughes Co. - Class A	2,970	72,468

Oil, Gas & Consumable Fuels – 0.4%
Cheniere Energy, Inc.(a)	638	54,166
ENEOS Holdings, Inc.	10,900	45,016
Idemitsu Kosan Co., Ltd.	1,900	45,099
Imperial Oil Ltd.	760	25,077
LUKOIL PJSC (Sponsored ADR)	1,935	157,141
Neste Oyj	1,659	109,422
OMV AG	914	53,030
Parkland Corp./Canada(b)	1,475	48,338
Royal Dutch Shell PLC - Class B	7,037	127,941

		665,230

		737,698

Total Common Stocks (cost $57,763,602)		74,658,347

INVESTMENT COMPANIES – 22.3%
Funds and Investment Trusts – 22.3%(f)
AB All Market Real Return Portfolio - Class Z	1,307,166	13,097,799
AB High Income Fund, Inc. - Class Z	2,006,317	16,130,791
Consumer Staples Select Sector SPDR Fund(b)	2,009	142,257

Company	Shares		U.S. $ Value

Financial Select Sector SPDR Fund		5,362	$203,702
Health Care Select Sector SPDR Fund		1,908	235,829
iShares JPMorgan USD Emerging Markets Bond ETF		1,837	205,487
iShares MSCI ACWI ETF		1,960	197,274
iShares MSCI Europe Financials ETF		8,019	169,361
iShares MSCI Global Min Vol Factor ETF(b)		4,614	477,318
iShares MSCI USA Value Factor ETF(b)		22,320	2,393,820
iShares US Technology ETF(b)		3,511	324,627
Utilities Select Sector SPDR Fund(b)		1,728	112,597
VanEck Vectors JP Morgan EM Local Currency Bond ETF - Class E		6,000	191,220
Vanguard Global ex-U.S. Real Estate ETF		19,770	1,164,058

Total Investment Companies (cost $32,615,774)			35,046,140

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 12.1%
Australia – 1.1%
Australia Government Bond
Series 142 4.25%, 04/21/2026(c)	AUD	605	546,227
Series 144 3.75%, 04/21/2037(c)		275	258,467
Series 145 2.75%, 06/21/2035(c)		416	350,554
Series 150 3.00%, 03/21/2047(c)		400	335,021
Series 161 0.25%, 11/21/2025(c)		135	102,443
Series 164 0.50%, 09/21/2026(c)		205	155,424

			1,748,136

Austria – 0.2%
Republic of Austria Government Bond 0.50%, 02/20/2029(c)	EUR	189	242,177

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 76 1.90%, 06/22/2038(c)		95	141,187

China – 1.1%
China Government Bond
Series 1916 3.12%, 12/05/2026	CNY	7,590	1,199,851
Series INBK 3.39%, 03/16/2050		3,560	532,120

			1,731,971

	Principal Amount (000)		U.S. $ Value

Colombia – 0.1%
Colombian TES Series B 5.75%, 11/03/2027	COP	845,200	$218,957

Finland – 0.1%
Finland Government Bond 0.50%, 09/15/2027-09/15/2028(c)	EUR	92	118,174

France – 0.1%
French Republic Government Bond OAT 0.50%, 06/25/2044(c)		147	169,585

Germany – 0.6%
Bundesrepublik Deutschland Bundesanleihe 0.00%, 08/15/2050(c)		350	381,604
Series 2007 4.25%, 07/04/2039(c)		153	325,265
Series 3 4.75%, 07/04/2034(c)		110	219,502

			926,371

Italy – 1.6%
Italy Buoni Poliennali Del Tesoro 0.25%, 03/15/2028(c)		260	312,139
0.50%, 07/15/2028(c)		420	510,642
0.95%, 09/15/2027(c)		920	1,160,431
1.50%, 04/30/2045(c)		290	339,654
1.80%, 03/01/2041(c)		129	162,565

			2,485,431

Japan – 2.6%
Japan Government Ten Year Bond
Series 358 0.10%, 03/20/2030	JPY	101,550	930,652
Series 359 0.10%, 06/20/2030		90,800	831,167
Japan Government Thirty Year Bond
Series 62 0.50%, 03/20/2049		13,700	120,624
Series 65 0.40%, 12/20/2049		41,150	350,443
Series 68 0.60%, 09/20/2050		33,250	297,571
Japan Government Twenty Year Bond
Series 143 1.60%, 03/20/2033		27,400	291,415
Series 171 0.30%, 12/20/2039		26,000	231,646
Japan Government Two Year Bond Series 419 0.10%, 12/01/2022		110,800	1,012,428

			4,065,946

	Principal Amount (000)		U.S. $ Value

Malaysia – 0.1%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	670	$176,457

Mexico – 0.4%
Mexican Bonos Series M 7.75%, 05/29/2031	MXN	10,460	565,688

South Korea – 0.2%
Korea Treasury Bond Series 3012 1.50%, 12/10/2030	KRW	368,290	311,672

Spain – 0.2%
Spain Government Bond 1.20%, 10/31/2040(c)	EUR	180	220,572
2.35%, 07/30/2033(c)		62	90,450
4.20%, 01/31/2037(c)		40	72,295

			383,317

Thailand – 0.1%
Thailand Government Bond 2.00%, 12/17/2031	THB	3,350	108,514

United Kingdom – 0.3%
United Kingdom Gilt 1.75%, 09/07/2037(c)	GBP	352	541,098

United States – 3.2%
U.S. Treasury Bonds 1.125%, 05/15/2040-08/15/2040(g) (h)	USD	1,075	894,976
1.875%, 02/15/2051		330	300,919
4.625%, 02/15/2040		85	118,894
U.S. Treasury Notes 0.25%, 05/31/2025		538	531,275
0.50%, 02/28/2026		535	528,814
1.625%, 10/31/2026		675	700,734
2.125%, 05/31/2026(h)		1,555	1,656,075
2.875%, 11/30/2025		275	301,727

			5,033,414

Total Governments - Treasuries (cost $19,010,492)			18,968,095

CORPORATES - INVESTMENT GRADE – 4.6%
Financial Institutions – 2.5%
Banking – 1.6%
Banco Bilbao Vizcaya Argentaria SA Series G 0.50%, 01/14/2027(c)	EUR	100	122,314
Banco Santander SA 1.125%, 06/23/2027(c)		100	126,928
Bank of America Corp. 1.776%, 05/04/2027(c)		100	130,891
4.271%, 07/23/2029	USD	56	63,975

	Principal Amount (000)		U.S. $ Value

BNP Paribas SA 0.50%, 09/01/2028(c)	EUR	100	$121,019
CaixaBank SA 0.375%, 11/18/2026(c)		100	121,606
Citigroup, Inc. 1.50%, 07/24/2026(c)		110	141,115
3.98%, 03/20/2030	USD	14	15,778
4.075%, 04/23/2029		17	19,183
Credit Suisse Group AG 4.194%, 04/01/2031(c)		250	277,970
Danske Bank A/S 2.25%, 01/14/2028(c)	GBP	100	145,285
Deutsche Bank AG/New York NY 3.961%, 11/26/2025	USD	150	163,000
Goldman Sachs Group, Inc. (The) 1.25%, 05/01/2025(c)	EUR	125	157,556
2.60%, 02/07/2030	USD	69	70,931
ING Groep NV 1.726%, 04/01/2027		200	202,648
JPMorgan Chase & Co. 1.09%, 03/11/2027(c)	EUR	100	126,708
Series I 3.656% (LIBOR 3 Month + 3.47%), 07/30/2021(i) (j)	USD	13	13,009
Series V 3.522% (LIBOR 3 Month + 3.32%), 07/01/2021(i) (j)		7	6,973
Series Z 3.976% (LIBOR 3 Month + 3.80%), 08/01/2021(i) (j)		16	16,050
Morgan Stanley Series G 1.375%, 10/27/2026	EUR	100	129,063
Natwest Group PLC 0.78%, 02/26/2030(c)		100	121,221
PNC Financial Services Group, Inc. (The) Series O 6.75%, 08/01/2021(j)	USD	9	9,074
US Bancorp Series J 5.30%, 04/15/2027(j)		46	51,954
Wells Fargo & Co. 1.375%, 10/26/2026(c)	EUR	115	147,847

			2,502,098

Brokerage – 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(j)	USD	88	91,614
SURA Asset Management SA 4.875%, 04/17/2024(c)		107	115,547

			207,161

	Principal Amount (000)		U.S. $ Value

Finance – 0.2%
Air Lease Corp. 3.625%, 04/01/2027	USD	14	$15,002
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		12	11,943
4.125%, 08/01/2025(c)		27	29,037
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	50	75,415
Synchrony Financial 3.95%, 12/01/2027	USD	15	16,586
4.50%, 07/23/2025		62	69,546

			217,529

Insurance – 0.5%
Alleghany Corp. 3.625%, 05/15/2030		38	41,507
Berkshire Hathaway, Inc. 1.125%, 03/16/2027	EUR	100	128,327
Chubb INA Holdings, Inc. 0.875%, 06/15/2027		125	157,521
CNP Assurances 2.50%, 06/30/2051(c)		100	129,246
Credit Agricole Assurances SA 4.25%, 01/13/2025(c) (j)		100	135,411
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(c)	USD	21	35,422
Swiss Re America Holding Corp. 7.00%, 02/15/2026		77	96,755
Voya Financial, Inc. 5.65%, 05/15/2053		48	51,024

			775,213

REITS – 0.1%
Vornado Realty LP 3.40%, 06/01/2031		40	40,438
WPC Eurobond BV 0.95%, 06/01/2030	EUR	100	119,237

			159,675

			3,861,676

Industrial – 1.9%
Basic – 0.1%
SABIC Capital II BV 4.00%, 10/10/2023(c)	USD	200	214,937

Capital Goods – 0.0%
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024		16	17,437

Communications - Media – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.375%, 05/01/2047		65	75,787

	Principal Amount (000)		U.S. $ Value

Discovery Communications LLC 4.65%, 05/15/2050	USD	8	$8,920
5.30%, 05/15/2049		17	20,327
Fox Corp. 4.709%, 01/25/2029		120	139,460
ViacomCBS, Inc. 3.70%, 06/01/2028		7	7,682
5.50%, 05/15/2033		40	50,064

			302,240

Communications - Telecommunications – 0.2%
AT&T, Inc. 1.60%, 05/19/2028	EUR	105	137,013
3.50%, 09/15/2053(c)	USD	20	19,101
3.65%, 09/15/2059(c)		69	66,502
British Telecommunications PLC 9.625%, 12/15/2030		75	116,629

			339,245

Consumer Cyclical - Automotive – 0.1%
Volkswagen Leasing GmbH 2.625%, 01/15/2024(c)	EUR	60	78,300

Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 3.90%, 08/08/2029	USD	70	73,501

Consumer Cyclical - Retailers – 0.0%
Ross Stores, Inc. 4.70%, 04/15/2027		15	17,442

Consumer Non-Cyclical – 0.4%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	140	193,663
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049	USD	65	85,209
Banner Health 2.338%, 01/01/2030		70	70,884
BAT Capital Corp. 4.906%, 04/02/2030		25	28,317
CVS Health Corp. 5.05%, 03/25/2048		36	44,715
Gilead Sciences, Inc. 4.80%, 04/01/2044		45	54,873
Imperial Brands Finance Netherlands BV 1.75%, 03/18/2033(c)	EUR	100	120,694

			598,355

Energy – 0.4%
Cenovus Energy, Inc. 4.40%, 04/15/2029	USD	94	104,747
5.375%, 07/15/2025		18	20,545
Chevron USA, Inc. 5.25%, 11/15/2043		105	139,154
Enbridge Energy Partners LP 7.375%, 10/15/2045		48	73,138

	Principal Amount (000)		U.S. $ Value

Energy Transfer LP 6.25%, 04/15/2049	USD	100	$125,328
Marathon Petroleum Corp. 6.50%, 03/01/2041		15	20,363
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		9	9,340
3.80%, 09/15/2030		18	18,932
4.50%, 12/15/2026		6	6,724
Suncor Energy, Inc. 6.50%, 06/15/2038		19	26,096
6.85%, 06/01/2039		19	27,160
TransCanada PipeLines Ltd. 7.625%, 01/15/2039		59	89,407
Valero Energy Corp. 6.625%, 06/15/2037		20	26,599

			687,533

Technology – 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		9	9,699
3.875%, 01/15/2027		31	34,098
Broadcom, Inc. 4.11%, 09/15/2028		27	29,893
5.00%, 04/15/2030		15	17,372
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	100	124,952
Fiserv, Inc. 1.125%, 07/01/2027		105	133,387
Oracle Corp. 3.95%, 03/25/2051	USD	61	63,616
VeriSign, Inc. 2.70%, 06/15/2031		31	31,052

			444,069

Transportation - Services – 0.1%
FedEx Corp. 0.45%, 05/04/2029	EUR	100	120,955
Heathrow Funding Ltd. 6.75%, 12/03/2026(c)	GBP	60	107,562

			228,517

			3,001,576

Utility – 0.2%
Electric – 0.2%
E.ON International Finance BV 1.25%, 10/19/2027(c)	EUR	46	59,624
Enel Finance International NV 2.65%, 09/10/2024(c)	USD	200	210,546
SSE PLC 1.375%, 09/04/2027(c)	EUR	100	129,924

			400,094

Total Corporates - Investment Grade (cost $6,967,659)			7,263,346

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 1.3%
Canada – 0.4%
Canadian Government Real Return Bond 4.00%, 12/01/2031	CAD	499	$610,862

France – 0.4%
French Republic Government Bond OAT Series OATE 0.10%, 03/01/2026(c)	EUR	545	726,571

Germany – 0.5%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 04/15/2026(c)		544	729,325

Total Inflation-Linked Securities (cost $2,002,192)			2,066,758

MORTGAGE PASS-THROUGHS – 1.1%
Agency Fixed Rate 30-Year – 1.1%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049	USD	144	153,579
Federal National Mortgage Association
Series 2018 3.50%, 03/01/2048		302	323,509
4.50%, 09/01/2048		138	149,700
Government National Mortgage Association Series 2021 3.00%, 06/21/2051, TBA		224	233,715
Uniform Mortgage-Backed Security
Series 2020 2.50%, 06/01/2051, TBA		689	713,384
Series 2021 2.00%, 06/01/2051, TBA		149	150,101

			1,723,988

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2011 2.311% (LIBRM12 + 1.76%), 05/01/2038(i)		23	23,841
Federal National Mortgage Association Series 2003 2.221% (LIBRM12 + 1.81%), 12/01/2033(i)		17	17,733

			41,574

Total Mortgage Pass-Throughs (cost $1,732,591)			1,765,562

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
France – 0.2%
Dexia Credit Local SA 0.25%, 06/01/2023(c)	EUR	100	123,730
0.50%, 01/17/2025(c)		200	250,765

			374,495

	Principal Amount (000)		U.S. $ Value

Indonesia – 0.1%
Indonesia Government International Bond 1.10%, 03/12/2033	EUR	115	$137,125

Mexico – 0.1%
Mexico Government International Bond 4.75%, 04/27/2032	USD	200	227,288

Panama – 0.1%
Panama Government International Bond 8.875%, 09/30/2027		60	83,186

Peru – 0.1%
Peruvian Government International Bond 2.392%, 01/23/2026		86	88,623
2.783%, 01/23/2031		55	55,062

			143,685

Total Governments - Sovereign Bonds (cost $965,476)			965,779

QUASI-SOVEREIGNS – 0.6%
Quasi-Sovereign Bonds – 0.6%
China – 0.5%
China Development Bank
Series 1805 4.88%, 02/09/2028	CNY	2,100	358,583
Series 2015 3.70%, 10/20/2030		3,080	489,953

			848,536

Mexico – 0.1%
Petroleos Mexicanos 5.95%, 01/28/2031	USD	10	9,725
6.75%, 09/21/2047		75	66,277

			76,002

Total Quasi-Sovereigns (cost $879,765)			924,538

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Non-Agency Floating Rate CMBS – 0.4%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.101% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (i)		100	100,005
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.101% (LIBOR 1 Month + 1.00%), 04/15/2034(c) (i)		105	104,394

	Principal Amount (000)		U.S. $ Value

Great Wolf Trust Series 2019-WOLF, Class C 1.734% (LIBOR 1 Month + 1.63%), 12/15/2036 (c) (i)	USD	210	$209,198
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class C 1.801% (LIBOR 1 Month + 1.70%), 08/15/2032 (c) (i)		160	159,693
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.601% (LIBOR 1 Month + 1.50%), 07/15/2036 (c) (i)		105	104,967

			678,257

Non-Agency Fixed Rate CMBS – 0.1%
GS Mortgage Securities Trust
Series 2013-G1, Class A1 2.059%, 04/10/2031(c)		27	27,267
Series 2013-G1, Class A2 3.557%, 04/10/2031(c)		134	130,578

			157,845

Total Commercial Mortgage-Backed Securities (cost $838,558)			836,102

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Risk Share Floating Rate – 0.4%
Eagle RE Ltd. Series 2018-1, Class M1 1.792% (LIBOR 1 Month + 1.70%), 11/25/2028(c) (i)		60	60,408
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2017-DNA2, Class M1 1.292% (LIBOR 1 Month + 1.20%), 10/25/2029(i)		34	34,153
Series 2021-DNA3, Class M2 2.11% (SOFR + 2.10%), 10/25/2033(c) (i)		39	39,770
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 4.992% (LIBOR 1 Month + 4.90%), 11/25/2024(i)		61	62,672
Series 2014-C04, Class 2M2 5.092% (LIBOR 1 Month + 5.00%), 11/25/2024(i)		36	37,045
Series 2015-C01, Class 2M2 4.642% (LIBOR 1 Month + 4.55%), 02/25/2025(i)		3	3,096
Series 2016-C01, Class 2M2 7.042% (LIBOR 1 Month + 6.95%), 08/25/2028(i)		22	23,728

	Principal Amount (000)		U.S. $ Value

Series 2016-C02, Class 1M2 6.092% (LIBOR 1 Month + 6.00%), 09/25/2028(i)	USD	25	$26,835
Series 2016-C06, Class 1M2 4.342% (LIBOR 1 Month + 4.25%), 04/25/2029(i)		167	173,843
Series 2017-C01, Class 1M2 3.642% (LIBOR 1 Month + 3.55%), 07/25/2029(i)		61	63,279
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.09% (LIBOR 1 Month + 2.00%), 03/27/2024 (c) (i)		70	69,501

			594,330

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.646%, 05/28/2035		33	31,235

Total Collateralized Mortgage Obligations (cost $624,820)			625,565

COLLATERALIZED LOAN OBLIGATIONS – 0.4%
CLO - Floating Rate – 0.4%
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 1.988% (LIBOR 3 Month + 1.80%), 07/21/2031(c) (i)		250	250,000
Neuberger Berman Loan Advisers Clo 42 Ltd. Series 2021-42A, Class A 1.27% (LIBOR 3 Month + 1.10%), 07/16/2035(c) (i)		100	100,010
Neuberger Berman Loan Advisers CLO Ltd. Series 2018-29A, Class B1 1.89% (LIBOR 3 Month + 1.70%), 10/19/2031(c) (i)		250	250,071

Total Collateralized Loan Obligations (cost $600,000)			600,081

GOVERNMENTS - SOVEREIGN AGENCIES – 0.4%
Canada – 0.2%
Canada Housing Trust No. 1 1.80%, 12/15/2024(c)	CAD	85	72,790
1.95%, 12/15/2025(c)		275	236,773

			309,563

	Principal Amount (000)		U.S. $ Value

France – 0.2%
SNCF Reseau 3.125%, 10/25/2028	EUR	100	$149,262
Societe Nationale SNCF SA 0.625%, 04/17/2030		100	125,520

			274,782

Total Governments - Sovereign Agencies (cost $577,311)			584,345

ASSET-BACKED SECURITIES – 0.4%
Autos - Fixed Rate – 0.3%
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A, Class C 4.95%, 03/20/2025(c)	USD	120	130,202
Flagship Credit Auto Trust Series 2018-3, Class D 4.15%, 12/16/2024(c)		78	81,694
Hertz Vehicle Financing II LP Series 2019-1A, Class B 4.10%, 03/25/2023(c)		165	166,784
Series 2017-1A, Class A 2.96%, 10/25/2021(c)		16	15,999

			394,679

Other ABS - Fixed Rate – 0.1%
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(c)		85	90,028
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027(c)		88	89,232

			179,260

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.217% (LIBOR 1 Month + 1.13%), 12/25/2032(i)		7	6,654

Total Asset-Backed Securities (cost $557,454)			580,593

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.3%
Canada – 0.3%
Province of Ontario Canada 6.50%, 03/08/2029	CAD	240	265,620
Province of Quebec Canada 2.75%, 09/01/2027		305	272,131

Total Local Governments - Provincial Bonds (cost $505,800)			537,751

	Principal Amount (000)		U.S. $ Value

COVERED BONDS – 0.1%
BPCE SFH SA 0.375%, 02/21/2024(c) (cost $115,497)	EUR	100	$124,645

	Shares

SHORT-TERM INVESTMENTS – 5.6%
Investment Companies – 5.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(f) (k) (l) (cost $8,739,213)		8,739,213	8,739,213

Total Investments Before Security Lending Collateral for Securities Loaned – 98.2% (cost $134,496,204)			154,286,860

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(f) (k) (l) (cost $1,386,931)		1,386,931	1,386,931

Total Investments – 99.1% (cost $135,883,135)(m)			155,673,791
Other assets less liabilities – 0.9%			1,365,346

Net Assets – 100.0%			$157,039,137

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	15	June 2021	$1,618,305	$13,743
10 Yr Canadian Bond Futures	7	September 2021	835,330	1,180
BIST 30 Futures	193	June 2021	343,550	(2,222)
E-Mini Russell 2000 Futures	13	June 2021	1,474,590	(3,592)
Euro STOXX 50 Index Futures	24	June 2021	1,180,915	61,797
Euro-Schatz Futures	3	June 2021	409,900	33
FTSE 100 Index Futures	6	June 2021	598,044	7,067
FTSE KLCI Futures	37	June 2021	707,596	1,817
Hang Seng Index Futures	2	June 2021	373,127	2,838
Long Gilt Futures	31	September 2021	5,598,193	7,442
MSCI EAFE Futures	19	June 2021	2,220,150	126,861
MSCI Emerging Markets Futures	46	June 2021	3,130,070	64,075
MSCI Singapore IX ETS Futures	10	June 2021	271,871	1,308
S&P 400 E-Mini Futures	6	June 2021	1,636,020	38,924
S&P TSX 60 Index Futures	3	June 2021	585,373	20,308
SPI 200 Futures	4	June 2021	552,427	8,718

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
TOPIX Index Futures	7	June 2021	$1,229,071	$7,510
U.S. T-Note 5 Yr (CBT) Futures	57	September 2021	7,059,539	11,661
U.S. Ultra Bond (CBT) Futures	37	September 2021	6,854,250	(20,289)
WIG 20 Index Futures	24	June 2021	291,277	29,193
Sold Contracts
10 Yr Japan Bond (OSE) Futures	1	June 2021	1,378,978	(5,059)
10 Yr Mini Japan Government Bond Futures	22	June 2021	3,033,951	(9,749)
E-Mini Russell 1000 Futures	13	June 2021	1,535,950	(80,274)
Euro Buxl 30 Yr Bond Futures	1	June 2021	245,719	7,193
Euro-BOBL Futures	14	June 2021	2,299,980	1,813
Euro-Bund Futures	3	June 2021	621,700	(2,528)
FTSE China A50 Futures	8	June 2021	145,264	(52)
FTSE/JSE Top 40 Futures	1	June 2021	44,892	(306)
Mexican Bolsa Index Futures	7	June 2021	178,669	(9,761)
OMXS30 Index Futures	20	June 2021	540,513	(3,136)
S&P 500 E-Mini Futures	49	June 2021	10,295,880	(514,230)
SET 50 Futures	1	June 2021	6,152	(106)
SGX Nifty 50 Futures	29	June 2021	903,640	(13,669)
U.S. T-Note 2 Yr (CBT) Futures	17	September 2021	3,752,484	(1,747)
U.S. T-Note 10 Yr (CBT) Futures	7	September 2021	1,014,672	(2,307)
U.S. T-Note 10 Yr (CBT) Futures	20	September 2021	2,638,750	1,918

				$(253,628)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	HKD	20,963	USD	2,704	08/13/2021	$2,564
Bank of America, NA	RUB	32,467	USD	437	07/28/2021	(1,737)
Bank of America, NA	USD	1,567	RUB	116,409	07/28/2021	6,229
Barclays Bank PLC	KRW	358,060	USD	321	07/22/2021	(2,212)
Barclays Bank PLC	CNY	11,017	USD	1,689	06/24/2021	(36,341)
Barclays Bank PLC	MYR	845	USD	204	09/23/2021	(523)
Barclays Bank PLC	USD	655	MYR	2,714	09/23/2021	2,417
Barclays Bank PLC	USD	568	MXN	11,471	06/18/2021	6,773
Barclays Bank PLC	USD	736	PHP	36,162	07/22/2021	19,696
BNP Paribas SA	USD	1,011	EUR	832	06/16/2021	6,838
BNP Paribas SA	USD	1,121	SEK	9,362	06/16/2021	8,262
Citibank, NA	COP	4,976,380	USD	1,325	07/15/2021	(14,005)
Citibank, NA	INR	13,066	USD	177	07/15/2021	(2,234)
Citibank, NA	PEN	2,734	USD	748	07/15/2021	32,024
Citibank, NA	CAD	1,999	USD	1,597	07/16/2021	(59,148)
Citibank, NA	THB	3,406	USD	108	07/15/2021	(938)
Citibank, NA	AUD	1,238	USD	959	06/16/2021	1,134
Citibank, NA	USD	2,703	HKD	20,963	08/13/2021	(1,209)
Credit Suisse International	USD	546	PLN	2,063	06/24/2021	17,394
Deutsche Bank AG	HUF	197,480	USD	642	06/24/2021	(53,998)
Deutsche Bank AG	AUD	2,202	USD	1,681	06/04/2021	(23,585)
Deutsche Bank AG	USD	391	PEN	1,430	07/15/2021	(16,217)
Deutsche Bank AG	USD	837	INR	62,274	07/15/2021	16,294
Deutsche Bank AG	USD	391	COP	1,445,710	07/15/2021	(2,252)
Goldman Sachs Bank USA	KRW	161,188	USD	143	07/22/2021	(2,490)
Goldman Sachs Bank USA	TWD	16,659	USD	594	07/22/2021	(14,738)
Goldman Sachs Bank USA	TWD	7,927	USD	290	07/07/2021	574
Goldman Sachs Bank USA	BRL	2,931	USD	552	06/02/2021	(7,614)
Goldman Sachs Bank USA	BRL	2,199	USD	420	06/02/2021	602
Goldman Sachs Bank USA	USD	409	BRL	2,199	06/02/2021	10,435

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	550	BRL	2,931	07/02/2021	$7,619
Goldman Sachs Bank USA	USD	560	BRL	2,931	06/02/2021	(802)
Goldman Sachs Bank USA	USD	174	INR	13,202	07/15/2021	6,425
HSBC Bank USA	EUR	8,431	USD	10,342	08/03/2021	20,395
HSBC Bank USA	CNY	855	USD	132	06/24/2021	(1,648)
HSBC Bank USA	USD	876	EUR	714	08/03/2021	(1,727)
HSBC Bank USA	USD	256	IDR	3,790,490	07/15/2021	8,535
JPMorgan Chase Bank, NA	PLN	675	USD	173	06/24/2021	(11,680)
JPMorgan Chase Bank, NA	AUD	454	USD	353	06/04/2021	1,224
JPMorgan Chase Bank, NA	USD	349	NOK	2,908	07/15/2021	298
Morgan Stanley Capital Services, Inc.	JPY	498,420	USD	4,580	08/19/2021	25,119
Morgan Stanley Capital Services, Inc.	CLP	470,618	USD	662	07/15/2021	10,985
Morgan Stanley Capital Services, Inc.	MYR	3,199	USD	773	09/23/2021	(2,559)
Natwest Markets PLC	TWD	17,538	USD	633	07/22/2021	(7,323)
Natwest Markets PLC	CHF	1,228	USD	1,362	06/16/2021	(4,441)
Standard Chartered Bank	IDR	1,399,812	USD	97	07/15/2021	(554)
Standard Chartered Bank	KRW	364,066	USD	327	07/22/2021	(1,921)
Standard Chartered Bank	USD	286	TWD	7,927	07/07/2021	2,720
State Street Bank & Trust Co.	HUF	42,073	USD	136	06/24/2021	(12,606)
State Street Bank & Trust Co.	ZAR	9,487	USD	647	06/17/2021	(41,310)
State Street Bank & Trust Co.	CZK	11,192	USD	517	06/24/2021	(21,073)
State Street Bank & Trust Co.	TWD	6,333	USD	229	07/22/2021	(2,527)
State Street Bank & Trust Co.	MXN	11,461	USD	568	06/18/2021	(6,396)
State Street Bank & Trust Co.	PLN	3,851	USD	1,006	06/24/2021	(45,122)
State Street Bank & Trust Co.	NZD	934	USD	671	06/16/2021	(8,862)
State Street Bank & Trust Co.	CAD	765	USD	616	07/16/2021	(17,969)
State Street Bank & Trust Co.	GBP	570	USD	789	06/17/2021	(20,573)
State Street Bank & Trust Co.	CHF	755	USD	831	06/16/2021	(9,088)
State Street Bank & Trust Co.	CAD	514	USD	420	06/16/2021	(6,265)
State Street Bank & Trust Co.	EUR	387	USD	475	08/03/2021	715
State Street Bank & Trust Co.	CNY	355	USD	54	06/24/2021	(1,131)
State Street Bank & Trust Co.	GBP	723	USD	1,019	06/16/2021	(8,802)
State Street Bank & Trust Co.	CHF	576	USD	636	08/05/2021	(5,509)
State Street Bank & Trust Co.	EUR	485	USD	591	06/16/2021	(2,242)
State Street Bank & Trust Co.	AUD	191	USD	148	06/16/2021	148
State Street Bank & Trust Co.	AUD	254	USD	195	06/04/2021	(1,418)
State Street Bank & Trust Co.	EUR	344	USD	420	08/03/2021	(1,055)
State Street Bank & Trust Co.	USD	212	CAD	256	07/16/2021	677
State Street Bank & Trust Co.	USD	897	CAD	1,090	06/16/2021	6,342
State Street Bank & Trust Co.	USD	534	GBP	385	06/17/2021	12,380
State Street Bank & Trust Co.	USD	192	EUR	157	08/03/2021	386
State Street Bank & Trust Co.	USD	540	PLN	2,076	06/24/2021	26,270

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	354	AUD	451	06/04/2021	$(4,712)
State Street Bank & Trust Co.	USD	176	NOK	1,498	07/15/2021	4,171
State Street Bank & Trust Co.	USD	318	NOK	2,619	06/16/2021	(2,844)
State Street Bank & Trust Co.	USD	347	SEK	2,919	06/16/2021	5,109
State Street Bank & Trust Co.	USD	235	ZAR	3,331	06/17/2021	7,201
State Street Bank & Trust Co.	USD	675	CNY	4,417	06/24/2021	16,350
State Street Bank & Trust Co.	USD	275	JPY	29,920	06/16/2021	(1,533)
State Street Bank & Trust Co.	USD	447	THB	13,946	07/15/2021	(1,067)
State Street Bank & Trust Co.	USD	295	JPY	32,084	08/19/2021	(1,513)
State Street Bank & Trust Co.	USD	612	INR	46,107	07/15/2021	19,498
UBS AG	BRL	732	USD	140	06/02/2021	200
UBS AG	USD	139	BRL	732	06/02/2021	676

						$(180,834)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	(5.00)%	Quarterly	2.87%	USD	2,260	$(240,836)	$(211,280)	$(29,556)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	1,430	02/05/2023	6 Month LIBOR	0.177%	Semi-Annual	$(2,241)	$(14)	$(2,227)
USD	3,120	02/09/2023	3 Month LIBOR	0.200%	Quarterly/ Semi-Annual	1,986	—	1,986
EUR	1,960	04/27/2023	6 Month EURIBOR	(0.487)%	Semi-Annual/ Annual	589	7	582
CAD	1,960	05/22/2024	3 Month CDOR	1.980%	Semi-Annual	50,384	1	50,383

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CNY	6,550	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly	$(4,688)	$—	$(4,688)
CNY	19,495	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly	(8,628)	—	(8,628)
CNY	19,785	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly	(6,112)	—	(6,112)
NZD	230	01/11/2031	3 Month BKBM	1.058%	Quarterly/ Semi-Annual	(13,094)	—	(13,094)
NOK	1,870	01/18/2031	6 Month NIBOR	1.331%	Semi-Annual/ Annual	(7,992)	—	(7,992)
NOK	2,030	01/21/2031	6 Month NIBOR	1.348%	Semi-Annual/ Annual	(8,278)	—	(8,278)
NZD	450	01/21/2031	3 Month BKBM	1.075%	Quarterly /Semi-Annual	(25,304)	—	(25,304)
GBP	290	02/05/2031	0.701%	6 Month LIBOR	Semi-Annual	11,242	20	11,222
USD	620	02/09/2031	1.226%	3 Month LIBOR	Semi-Annual/ Quarterly	15,632	—	15,632
NOK	2,770	02/19/2031	6 Month NIBOR	1.634%	Semi-Annual/ Annual	(2,876)	—	(2,876)
CHF	820	02/19/2031	(0.054)%	6 Month LIBOR	Annual/ Semi-Annual	5,139	—	5,139
NZD	510	02/19/2031	3 Month BKBM	1.616%	Quarterly/ Semi-Annual	(10,833)	—	(10,833)
NOK	1,320	04/21/2031	6 Month NIBOR	1.755%	Semi- Annual/ Annual	26	—	26
NZD	220	04/21/2031	3 Month BKBM	1.790%	Quarterly/ Semi-Annual	(2,893)	—	(2,893)
SEK	10	04/21/2031	3 Month STIBOR	0.786%	Quarterly /Annual	1	—	1
EUR	390	04/27/2031	0.076%	6 Month EURIBOR	Annual/ Semi-Annual	1,634	—	1,634
NOK	1,420	05/03/2031	6 Month NIBOR	1.786%	Semi-Annual /Annual	422	—	422
NZD	340	05/18/2031	3 Month BKBM	1.985%	Quarterly/ Semi-Annual	(490)	—	(490)
EUR	240	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	32,373	—	32,373
EUR	240	09/30/2050	6 Month EURIBOR	(0.017)%	Semi- Annual/ Annual	(44,003)	—	(44,003)
EUR	240	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	40,678	1,830	38,848
EUR	240	11/10/2050	6 Month EURIBOR	(0.043)%	Semi- Annual/ Annual	(46,584)	—	(46,584)

						$(23,910)	$1,844	$(25,754)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	15,560	07/18/2022	1.937%	CPI#	Maturity	$431,266	$—	$431,266
Citibank, NA	USD	2,880	06/08/2025	1.242%	CPI#	Maturity	235,418	—	235,418
Goldman Sachs International	USD	1,230	01/18/2023	2.206%	CPI#	Maturity	15,980	—	15,980
JPMorgan Chase Bank, NA	USD	980	01/14/2026	2.236%	CPI#	Maturity	30,824	—	30,824

							$713,488	$—	$713,488

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
BNP Paribas SA
Just Eat Takeaway N.V.	LIBOR Plus 0.20%	Quarterly	USD	235	03/15/2022	$963
Citibank, NA
Just Eat Takeaway N.V.	LIBOR Plus 0.20%	Quarterly	USD	473	03/15/2022	29,228
Just Eat Takeaway N.V.	LIBOR Plus 0.20%	Quarterly	USD	314	03/15/2022	(1,967)
Goldman Sachs International
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	6	01/05/2023	(96)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	79	01/05/2023	1,434
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	61	01/05/2023	908
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	50	01/05/2023	895
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	37	01/05/2023	693
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	39	01/05/2023	659
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	59	01/05/2023	568
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	50	01/05/2023	487
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	25	01/05/2023	449

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	49	01/05/2023	$436
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	24	01/05/2023	385
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	39	01/05/2023	383
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	17	01/05/2023	290
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	60	01/05/2023	291
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	31	01/05/2023	219
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	22	01/05/2023	202
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	53	01/05/2023	198
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	27	01/05/2023	186
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	30	01/05/2023	162
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	15	01/05/2023	152
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	41	01/05/2023	124
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	12	01/05/2023	115
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	13	01/05/2023	114
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	7	01/05/2023	112
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	19	01/05/2023	104
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	11	01/05/2023	100
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	9	01/05/2023	82
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	14	01/05/2023	79
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	8	01/05/2023	76
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	14	01/05/2023	73
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	18	01/05/2023	68
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	8	01/05/2023	68
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	3	01/05/2023	55
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	6	01/05/2023	54
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	9	01/05/2023	52
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	31	01/05/2023	50
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	8	01/05/2023	50
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	6	01/05/2023	50
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	3	01/05/2023	49
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	4	01/05/2023	46
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	5	01/05/2023	45
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	5	01/05/2023	41
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	5	01/05/2023	41

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	4		01/05/2023	$34
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	4		01/05/2023	34
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	2		01/05/2023	33
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	3		01/05/2023	32
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	4		01/05/2023	31
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	4		01/05/2023	29
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	3		01/05/2023	28
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	3		01/05/2023	23
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	2		01/05/2023	18
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	2		01/05/2023	14
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	2		01/05/2023	14
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	3		01/05/2023	13
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	14		01/05/2023	11
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	1		01/05/2023	8
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	11		01/05/2023	8
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	0	**	01/05/2023	6
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	1		01/05/2023	3
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	0	**	01/05/2023	2
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	0	**	01/05/2023	0
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	0	**	01/05/2023	0
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	0	**	01/05/2023	0
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	0	**	01/05/2023	0
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	16		01/05/2023	(1)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	15		01/05/2023	(1)
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	3		01/05/2023	(3)
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	1		01/05/2023	(7)
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	4		01/05/2023	(18)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	3		01/05/2023	(40)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	4		01/05/2023	(73)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	6		01/05/2023	(91)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	8		01/05/2023	(133)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	9		01/05/2023	(148)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	9		01/05/2023	(160)
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	37		01/05/2023	(180)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	11		01/05/2023	$(188)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	13		01/05/2023	(195)
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	58		01/05/2023	(201)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	18		01/05/2023	(316)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	19		01/05/2023	(350)
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	63		01/05/2023	(541)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	37		01/05/2023	(581)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	55		01/05/2023	(1,088)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	57		01/05/2023	(1,129)
Morgan Stanley Capital Services LLC
Just Eat Takeaway N.V.	0.00%	Monthly	USD	448		06/17/2021	1,716
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Annual	EUR	114		01/27/2022	37,975
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	5		01/27/2022	230
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	48		01/27/2022	255
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	44		01/27/2022	204
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	7		01/27/2022	153
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	14		01/27/2022	114
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	24		01/27/2022	113
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	6		01/27/2022	97
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	8		01/27/2022	78
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	10		01/27/2022	71
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	8		01/27/2022	70
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	31		01/27/2022	34
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	3		01/27/2022	33
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	1		01/27/2022	13
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	0	**	01/27/2022	3
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	1		01/27/2022	1
Pay Total Return on Reference Obligation
Goldman Sachs International
Canadian National Railway Co.	LIBOR Minus 0.24%	Monthly	USD	16		07/15/2025	12
Canadian National Railway Co.	LIBOR Minus 0.24%	Monthly	USD	30		07/15/2025	(574)
Canadian National Railway Co.	LIBOR Minus 0.24%	Monthly	USD	34		07/15/2025	(1,551)
Canadian National Railway Co.	LIBOR Minus 0.24%	Monthly	USD	34		07/15/2025	(2,092)
Canadian National Railway Co.	LIBOR Minus 0.24%	Monthly	USD	51		07/15/2025	(3,220)
Canadian National Railway Co.	LIBOR Plus 0.34%	Quarterly	USD	174		12/15/2021	(1,184)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	0	**	01/27/2022	(34)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	8		01/27/2022	$(420)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	80		01/05/2023	4,895
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	41		01/05/2023	4,730
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	76		01/05/2023	4,180
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	39		01/05/2023	3,324
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	31		01/05/2023	3,282
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	35		01/05/2023	2,313
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	59		01/05/2023	1,762
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	52		01/05/2023	1,337
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	32		01/05/2023	798
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	14		01/05/2023	634
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	40		01/05/2023	631
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	34		01/05/2023	474
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	5		01/05/2023	460
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	11		01/05/2023	446
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	7		01/05/2023	320
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	25		01/05/2023	217
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	40		01/05/2023	203
Just Eat Takeaway N.V.	LIBOR Minus 0.06%	Monthly	USD	1		01/05/2023	108
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	5		01/05/2023	104
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	3		01/05/2023	65
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	5		01/05/2023	56
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	2		01/05/2023	40
Just Eat Takeaway N.V.	LIBOR Minus 0.05%	Monthly	USD	0	**	01/05/2023	34
Just Eat Takeaway N.V.	LIBOR Minus 0.07%	Monthly	USD	4		01/05/2023	31
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	1		01/05/2023	23
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	19		01/05/2023	16
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	0	**	01/05/2023	16
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	2		01/05/2023	10
Just Eat Takeaway N.V.	LIBOR Minus 0.06%	Monthly	USD	1		01/05/2023	(1)
Just Eat Takeaway N.V.	LIBOR Minus 0.05%	Monthly	USD	0	**	01/05/2023	(3)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	1		01/05/2023	(3)
Just Eat Takeaway N.V.	LIBOR Minus 0.05%	Monthly	USD	2		01/05/2023	(4)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	4		01/05/2023	(6)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	0	**	01/05/2023	$(10)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	1		01/05/2023	(12)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	0	**	01/05/2023	(13)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	0	**	01/05/2023	(14)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	0	**	01/05/2023	(18)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	9		01/05/2023	(33)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	14		01/05/2023	(34)
Just Eat Takeaway N.V.	LIBOR Minus 0.06%	Monthly	USD	2		01/05/2023	(38)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	1		01/05/2023	(41)
Just Eat Takeaway N.V.	LIBOR Minus 0.07%	Monthly	USD	0	**	01/05/2023	(41)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	2		01/05/2023	(42)
Just Eat Takeaway N.V.	LIBOR Minus 0.08%	Monthly	USD	8		01/05/2023	(45)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	1		01/05/2023	(78)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	1		01/05/2023	(89)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	3		01/05/2023	(93)
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	4		01/05/2023	(115)
Just Eat Takeaway N.V.	LIBOR Minus 0.07%	Monthly	USD	3		01/05/2023	(121)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	5		01/05/2023	(181)
Just Eat Takeaway N.V.	LIBOR Minus 0.28%	Monthly	USD	11		01/05/2023	(262)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	8		01/05/2023	(339)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	8		01/05/2023	(344)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	2		01/05/2023	(396)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	9		01/05/2023	(408)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	4		01/05/2023	(443)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	5		01/05/2023	(453)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	16		01/05/2023	(550)
Just Eat Takeaway N.V.	LIBOR Minus 0.28%	Monthly	USD	28		01/05/2023	(571)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	15		01/05/2023	(596)
Just Eat Takeaway N.V.	LIBOR Minus 0.07%	Monthly	USD	4		01/05/2023	(614)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	16		01/05/2023	(615)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	40		01/05/2023	(751)
Just Eat Takeaway N.V.	LIBOR Minus 0.07%	Monthly	USD	40		01/05/2023	(807)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	12		01/05/2023	(809)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	5		01/05/2023	(811)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	5	01/05/2023	$(824)
Just Eat Takeaway N.V.	LIBOR	Monthly	USD	5	01/05/2023	(838)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	22	01/05/2023	(851)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	14	01/05/2023	(957)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	9	01/05/2023	(1,103)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	41	01/05/2023	(1,260)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	14	01/05/2023	(1,266)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	28	01/05/2023	(1,322)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	34	01/05/2023	(1,458)
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	19	01/05/2023	(1,561)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	14	01/05/2023	(1,603)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	39	01/05/2023	(1,622)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	9	01/05/2023	(1,642)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	28	01/05/2023	(1,805)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	30	01/05/2023	(1,798)
Just Eat Takeaway N.V.	LIBOR Minus 0.07%	Monthly	USD	11	01/05/2023	(1,871)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	13	01/05/2023	(1,877)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	28	01/05/2023	(1,919)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	43	01/05/2023	(2,010)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	14	01/05/2023	(2,388)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	79	01/05/2023	(3,056)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	77	01/05/2023	(3,346)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	16	01/05/2023	(3,682)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	16	01/05/2023	(3,710)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	20	01/05/2023	(3,887)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	20	01/05/2023	(4,030)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	26	01/05/2023	(4,864)
Just Eat Takeaway N.V.	LIBOR	Monthly	USD	26	01/05/2023	(5,786)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	39	01/05/2023	(6,621)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	53	01/05/2023	(9,385)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	70	01/05/2023	(10,338)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	84	01/05/2023	(12,294)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	486	01/05/2023	(141,658)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	58	07/15/2025	1,078
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	47	07/15/2025	565

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	46		07/15/2025	$329
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	42		07/15/2025	210
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	37		07/15/2025	201
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	3		07/15/2025	25
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	0	**	07/15/2025	(1)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	0	**	07/15/2025	(2)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	8		07/15/2025	(16)
Just Eat Takeaway N.V.	LIBOR Minus 0.06%	Monthly	USD	1		07/15/2025	(72)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	2		07/15/2025	(86)
Just Eat Takeaway N.V.	LIBOR Minus 0.24%	Monthly	USD	42		07/15/2025	(3,746)
Middleby Corp.	LIBOR Minus 0.30%	Monthly	USD	39		07/15/2025	804
M&T Bank Corp.	LIBOR Minus 0.30%	Monthly	USD	15		07/15/2025	(141)
JPMorgan Chase Bank, NA
Just Eat Takeaway N.V	LIBOR Minus 0.31%	Monthly	USD	68		08/12/2022	(5,103)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	78		08/12/2022	1,644
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	120		08/12/2022	1,607
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	82		08/12/2022	1,058
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	15		08/12/2022	434
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	59		08/12/2022	313
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	54		08/12/2022	263
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	13		08/12/2022	154
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	30		08/12/2022	152
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	3		08/12/2022	110
Just Eat Takeaway N.V.	LIBOR Minus 0.32%	Monthly	USD	10		08/12/2022	110
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	6		08/12/2022	87
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	15		08/12/2022	39
Just Eat Takeaway N.V.	LIBOR Minus 0.32%	Monthly	USD	1		08/12/2022	18
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	2		08/12/2022	14
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	2		08/12/2022	(16)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	0	**	08/12/2022	(18)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	2		08/12/2022	(29)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	20		08/12/2022	(60)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	5		08/12/2022	(72)
Just Eat Takeaway N.V.	LIBOR Minus 0.32%	Monthly	USD	31		08/12/2022	(86)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	3	08/12/2022	$(91)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	15	08/12/2022	(123)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	14	08/12/2022	(154)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	9	08/12/2022	(168)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	18	08/12/2022	(170)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	26	08/12/2022	(225)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	28	08/12/2022	(239)
Just Eat Takeaway N.V.	LIBOR Minus 0.28%	Monthly	USD	13	08/12/2022	(249)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	7	08/12/2022	(287)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	17	08/12/2022	(298)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	36	08/12/2022	(305)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	32	08/12/2022	(306)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	9	08/12/2022	(309)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	2	08/12/2022	(342)
Just Eat Takeaway N.V.	LIBOR Minus 0.28%	Monthly	USD	22	08/12/2022	(368)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	20	08/12/2022	(381)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	9	08/12/2022	(390)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	3	08/12/2022	(406)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	3	08/12/2022	(410)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	2	08/12/2022	(442)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	27	08/12/2022	(448)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	18	08/12/2022	(550)
Just Eat Takeaway N.V.	LIBOR Minus 0.28%	Monthly	USD	56	08/12/2022	(584)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	6	08/12/2022	(595)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	28	08/12/2022	(620)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	6	08/12/2022	(644)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	24	08/12/2022	(672)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	20	08/12/2022	(674)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	21	08/12/2022	(879)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	12	08/12/2022	(987)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	30	08/12/2022	(988)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	29	08/12/2022	(1,010)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	12	08/12/2022	(1,090)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	12	08/12/2022	(1,108)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	12	08/12/2022	$(1,158)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	8	08/12/2022	(1,162)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	12	08/12/2022	(1,258)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	9	08/12/2022	(1,282)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	34	08/12/2022	(1,314)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	12	08/12/2022	(1,418)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	38	08/12/2022	(1,498)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	37	08/12/2022	(1,551)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	16	08/12/2022	(1,786)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	46	08/12/2022	(2,045)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	18	08/12/2022	(2,331)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	17	08/12/2022	(2,364)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	11	08/12/2022	(2,431)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	19	08/12/2022	(3,115)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	30	08/12/2022	(3,404)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	38	08/12/2022	(3,490)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	32	08/12/2022	(4,509)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	44	08/12/2022	(4,628)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	39	08/12/2022	(4,729)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	41	08/12/2022	(4,888)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	39	08/12/2022	(4,851)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	37	08/12/2022	(5,014)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	38	08/12/2022	(5,274)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	43	08/12/2022	(6,683)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	46	08/12/2022	(10,072)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	81	08/12/2022	(11,855)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	87	08/12/2022	(12,567)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	73	08/12/2022	(15,996)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	89	08/12/2022	(19,347)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	184	08/12/2022	(40,473)
Morgan Stanley Capital Services LLC
Apollo Global Management, Inc.	LIBOR Minus 0.30%	Monthly	USD	17	01/27/2022	147
Apollo Global Management, Inc.	LIBOR Minus 0.30%	Monthly	USD	20	01/27/2022	28
Apollo Global Management, Inc.	LIBOR Minus 0.30%	Monthly	USD	30	01/27/2022	464

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	0.00%	Monthly	KRW	106,588	06/10/2021	$577
Just Eat Takeaway N.V.	0.00%	Monthly	KRW	426,350	06/10/2021	(8,370)
Just Eat Takeaway N.V.	0.00%	Monthly	BRL	628	06/16/2021	(6,377)
Just Eat Takeaway N.V.	0.00%	Monthly	CHF	114	06/18/2021	(3,586)
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	41	01/27/2022	12,454
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	25	01/27/2022	9,808
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	23	01/27/2022	9,482
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	22	01/27/2022	8,784
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	22	01/27/2022	8,227
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	21	01/27/2022	7,218
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	17	01/27/2022	6,189
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	18	01/27/2022	5,720
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Annual	USD	38	01/27/2022	5,514
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	13	01/27/2022	5,375
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	19	01/27/2022	4,991
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	10	01/27/2022	4,366
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	15	01/27/2022	4,186
Just Eat Takeaway N.V.	LIBOR Minus 0.08%	Monthly	USD	127	01/27/2022	4,080
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	8	01/27/2022	3,467
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	12	01/27/2022	3,199
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	7	01/27/2022	3,149
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	12	01/27/2022	2,949
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	6	01/27/2022	2,437
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	6	01/27/2022	2,434
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	USD	9	01/27/2022	1,861
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	3	01/27/2022	912
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	2	01/27/2022	785
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	2	01/27/2022	738
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	2	01/27/2022	683
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	USD	6	01/27/2022	545
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	1	01/27/2022	512
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	14	01/27/2022	403
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	3	01/27/2022	396
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	1	01/27/2022	395
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	3	01/27/2022	220
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	1	01/27/2022	187

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	4		01/27/2022	$163
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	0	**	01/27/2022	32
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	1		01/27/2022	(1)
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	10		01/27/2022	(39)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	0	**	01/27/2022	(18)
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	2		01/27/2022	(41)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	2		01/27/2022	(50)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	1		01/27/2022	(64)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	1		01/27/2022	(152)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	1		01/27/2022	(169)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	5		01/27/2022	(170)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	1		01/27/2022	(170)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	5		01/27/2022	(178)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	1		01/27/2022	(178)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	1		01/27/2022	(185)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	1		01/27/2022	(191)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	2		01/27/2022	(278)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	10		01/27/2022	(317)
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	36		01/27/2022	(422)
Just Eat Takeaway N.V.	LIBOR Minus 0.28%	Monthly	USD	11		01/27/2022	(458)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	31		01/27/2022	(538)
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	17		01/27/2022	(586)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	59		01/27/2022	(622)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	7		01/27/2022	(665)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	7		01/27/2022	(786)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	19		01/27/2022	(943)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	9		01/27/2022	(1,130)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	33		01/27/2022	(1,149)
Just Eat Takeaway N.V.	LIBOR Minus 0.08%	Monthly	USD	145		01/27/2022	(1,203)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	7		01/27/2022	(1,256)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	10		01/27/2022	(1,317)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	40		01/27/2022	(1,657)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	21		01/27/2022	(1,980)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	50		01/27/2022	(2,030)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Annual	USD	9	01/27/2022	$(1,998)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	18	01/27/2022	(2,025)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	22	01/27/2022	(2,242)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	15	01/27/2022	(2,330)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	34	01/27/2022	(2,587)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	25	01/27/2022	(2,700)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	26	01/27/2022	(2,756)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	22	01/27/2022	(2,783)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	27	01/27/2022	(3,138)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	78	01/27/2022	(3,455)
Just Eat Takeaway N.V.	LIBOR Minus 0.25%	Monthly	USD	14	01/27/2022	(4,718)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	26	01/27/2022	(4,944)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	53	01/27/2022	(5,056)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	40	01/27/2022	(6,412)
Just Eat Takeaway N.V.	LIBOR Minus 0.40%	Monthly	USD	19	01/27/2022	(6,706)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	66	01/27/2022	(7,693)
Just Eat Takeaway N.V.	LIBOR Minus 0.28%	Monthly	USD	24	01/27/2022	(8,173)
Just Eat Takeaway N.V.	LIBOR Minus 0.25%	Annual	USD	40	01/27/2022	(11,022)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Annual	USD	62	01/27/2022	(11,508)
Just Eat Takeaway N.V.	LIBOR Minus 1.10%	Monthly	USD	35	01/27/2022	(13,256)
Just Eat Takeaway N.V.	LIBOR Minus 0.25%	Monthly	USD	60	01/27/2022	(17,910)
Just Eat Takeaway N.V.	LIBOR Minus 0.28%	Monthly	USD	62	01/27/2022	(21,466)
Just Eat Takeaway N.V.	LIBOR Minus 0.40%	Annual	USD	197	01/27/2022	(69,326)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Quarterly	USD	192	06/15/2022	(6,567)

						$(490,368)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Euro STOXX 50 Price EUR Index 08/20/2021*	23.55%	Maturity	EUR	38	$(11,953)	$—	$(11,953)
Nikkei 225 Index 06/18/2021*	33.80	Maturity	USD	66	(38,687)	—	(38,687)

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Index 06/18/2021*	23.60%	Maturity	GBP	123	$(111,229)	$—	$(111,229)
UBS AG
FTSE 100 Index 08/20/2021*	21.90	Maturity	GBP	30	(6,931)	—	(6,931)
Nikkei 225 Index 08/13/2021*	24.35	Maturity	JPY	16,025	(31,366)	—	(31,366)
Nikkei 225 Index 09/30/2021*	7.85	Maturity	USD	110	(29,989)	—	(29,989)
S&P/ASX 200 Index 08/19/2021*	18.95	Maturity	AUD	174	(26,375)	—	(26,375)
Sale Contracts
Bank of America, NA
Euro STOXX 50 Price EUR Index 06/18/2021*	20.45	Maturity	EUR	56	34,670	—	34,670
Citibank, NA
Nikkei 225 Index 06/18/2021*	30.00	Maturity	USD	52	31,180	—	31,180
Goldman Sachs Bank USA
Nikkei 225 Index 09/30/2021*	7.20	Maturity	USD	88	18,062	—	18,062
Goldman Sachs International
Nikkei 225 Index 06/11/2021*	23.61	Maturity	JPY	3,287	14,747	—	14,747
Nikkei 225 Index 06/18/2021*	26.70	Maturity	USD	39	12,054	—	12,054
JPMorgan Chase Bank, NA
Nikkei 225 Index 06/18/2021*	19.45	Maturity	EUR	15	4,890	—	4,890
UBS AG
Nasdaq 100 Stock Index 06/18/2021*	25.40	Maturity	USD	71	32,925	—	32,925
Nikkei 225 Index 06/18/2021*	16.10	Maturity	GBP	57	18,051	—	18,051
Nikkei 225 Index 06/18/2021*	27.20	Maturity	USD	42	15,444	—	15,444
Russell 2000 Index 06/18/2021*	27.60	Maturity	USD	59	25,677	—	25,677

					$(48,830)	$—	$(48,830)

*	Termination date
**	Notional amount less than $500.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate market value of these securities amounted to $15,224,472 or 9.7% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2021.

(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.
(m)

As of May 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,598,204 and gross unrealized depreciation of investments was $(4,123,030), resulting in net unrealized appreciation of $19,475,174.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

ARMs – Adjustable Rate Mortgages

BIST – Borsa Istanbul Stock Exchange

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

INTRCONX – Inter-Continental Exchange

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SGX – Singapore Exchange

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TBA – To Be Announced

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WIG – Warszawski Indeks Gieldowy

COUNTRY BREAKDOWN[1] May 31, 2021 (unaudited)
66.3%	United States
4.3%	Japan
2.8%	China
2.3%	United Kingdom
2.1%	France
2.0%	Germany
1.9%	Canada
1.9%	Italy
1.3%	Switzerland
1.3%	Australia
1.0%	Netherlands
0.8%	South Korea
0.7%	Spain
5.6%	Other
5.7%	Short-Term

100.0%	Total Investments

1

All data are as of May 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Austria, Belgium, Colombia, Denmark, Finland, Hong Kong, Indonesia, Ireland, Israel, Luxembourg, Macau, Malaysia, Mexico, Norway, Panama, Peru, Phillipines, Russia, Saudi Arabia, Singapore, South Africa, Sweden, Taiwan and Thailand.

AB Conservative Wealth Strategy

May 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$15,198,156	$2,929,215	$—		$18,127,371
Financials	8,414,460	3,344,423	—		11,758,883
Health Care	9,611,427	1,906,801	—		11,518,228
Consumer Discretionary	8,286,561	2,651,817	—		10,938,378
Industrials	5,905,202	1,766,006	—		7,671,208
Communication Services	4,787,456	540,856	—		5,328,312
Materials	2,103,559	694,393	—		2,797,952
Consumer Staples	1,179,346	1,168,771	0	(a)	2,348,117
Real Estate	1,873,152	468,789	—		2,341,941
Utilities	873,084	217,175	—		1,090,259
Energy	357,190	380,508	—		737,698
Investment Companies	35,046,140	—	—		35,046,140
Governments - Treasuries	—	18,968,095	—		18,968,095
Corporates - Investment Grade	—	7,263,346	—		7,263,346
Inflation-Linked Securities	—	2,066,758	—		2,066,758
Mortgage Pass-Throughs	—	1,765,562	—		1,765,562
Governments - Sovereign Bonds	—	965,779	—		965,779
Quasi-Sovereigns	—	924,538	—		924,538
Commercial Mortgage-Backed Securities	—	836,102	—		836,102
Collateralized Mortgage Obligations	—	625,565	—		625,565
Collateralized Loan Obligations	—	600,081	—		600,081
Governments - Sovereign Agencies	—	584,345	—		584,345
Asset-Backed Securities	—	580,593	—		580,593
Local Governments - Provincial Bonds	—	537,751	—		537,751
Covered Bonds	—	124,645	—		124,645
Short-Term Investments	8,739,213	—	—		8,739,213
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,386,931	—	—		1,386,931

Total Investments in Securities	103,761,877	51,911,914	0		155,673,791
Other Financial Instruments(b):
Assets:
Futures	326,161	89,238	—		415,399
Forward Currency Exchange Contracts	—	314,679	—		314,679

Investments in Securities:	Level 1	Level 2	Level 3	Total
Centrally Cleared Interest Rate Swaps	$—	$160,106	$—	$160,106
Inflation (CPI) Swaps	—	713,488	—	713,488
Total Return Swaps	—	245,150	—	245,150
Variance Swaps	—	207,700	—	207,700
Liabilities:
Futures	(652,064)	(16,963)	—	(669,027)
Forward Currency Exchange Contracts	—	(495,513)	—	(495,513)
Centrally Cleared Credit Default Swaps	—	(240,836)	—	(240,836)
Centrally Cleared Interest Rate Swaps	—	(184,016)	—	(184,016)
Total Return Swaps	—	(735,518)	—	(735,518)
Variance Swaps	—	(256,530)	—	(256,530)

Total	$103,435,974	$51,712,899	$0	$155,148,873

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2021 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 05/31/2021 (000)	Dividend Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio	$19,081	$370	$8,480	$(631)	$2,758	$13,098	$370		$0
AB High Income Fund, Inc.	17,239	771	2,640	(373)	1,134	16,131	594		0
Government Money Market Portfolio	6,038	54,231	51,530	0	0	8,739	2		0
Government Money Market Portfolio*	1,821	29,685	30,119	0	0	1,387	0	**	0
Total	$44,179	$85,057	$92,769	$(1,004)	$3,892	$39,355	$966		$0

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.